Average Annual Total Returns - Cohen & Steers International Realty Fund, Inc.	May 01, 2021
Class A
Average Annual Return:
1 Year	(5.65%)
5 Years	6.46%
10 Years	4.83%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(6.49%)
5 Years	4.70%
10 Years	3.45%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(3.01%)
5 Years	4.46%
10 Years	3.35%
Class C
Average Annual Return:
1 Year	(2.79%)
5 Years	6.77%
10 Years	4.64%
Class I
Average Annual Return:
1 Year	(0.83%)
5 Years	7.82%
10 Years	5.67%
Class R
Average Annual Return:
1 Year	(1.32%)
5 Years	7.37%
10 Years		[1]
Inception Date	Oct. 01, 2015
Class Z
Average Annual Return:
1 Year	(0.83%)
5 Years	7.81%
10 Years		[1]
Inception Date	Oct. 01, 2015

[1]	The inception date for Class R and Class Z shares is October 1, 2015. Since inception and through December 31, 2020, Class R shares and Class Z shares had a return before taxes of 7.06% and 7.50%, respectively.